SHARE CAPITAL AND RESERVES - Black-Scholes option pricing model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHARE CAPITAL AND RESERVES
Risk-free interest rate	3.21%	0.95%
Expected option life in years	5.0	5.0
Expected share price volatility	88.06%	95.13%
Grant date share price	$ 5.39	$ 7.18
Expected dividend yield	0.00%	0.00%